UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 86.5%
Corporate — 0.5%
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	$2,435	$2,872,643
County/City/Special District/School District — 27.4%
Bay Area Governments Association,
Refunding RB, California
Redevelopment Agency Pool,
Series A (AGM), 6.00%, 12/15/24	255	256,594
California State Public Works Board, RB,
Various Capital Projects,
Sub-Series I-1, 6.13%, 11/01/29	3,275	4,028,315
Chabot-Las Positas Community College
District, GO, CAB, Series C (AMBAC),
5.28%, 8/01/37 (a)	10,000	2,750,700
County of Kern California, COP, Capital
Improvements Projects, Series A
(AGC), 6.00%, 8/01/35	2,000	2,343,240
Fairfield-Suisun Unified School District
California, GO, Election of 2002
(NPFGC), 5.50%, 8/01/14 (b)	2,500	2,686,475
Grossmont Healthcare District, GO,
Election of 2006, Series B, 6.13%,
7/15/40	2,500	3,075,675
Grossmont Union High School District,
GO, Election of 2008, Series C,
5.50%, 8/01/33	1,855	2,233,235
Los Angeles Community Redevelopment
Agency California, RB, Bunker Hill
Project, Series A (AGM), 5.00%,
12/01/27	7,000	7,515,550
Los Angeles County Metropolitan
Transportation Authority, Refunding
RB, Proposition A, First Tier, Senior
Series A (AMBAC), 5.00%, 7/01/27	4,000	4,389,920
Los Angeles Municipal Improvement
Corp., Refunding RB, Real Property,
Series B (AGC), 5.50%, 4/01/39	2,035	2,290,677
Merced Union High School District, GO,
CAB, Election of 2008, Series C (a):
5.14%, 8/01/33	2,500	871,950
5.26%, 8/01/36	4,000	1,164,480
Ohlone Community College District, GO,
Election of 2010, Series A, 5.25%,
8/01/41	8,140	9,451,517
Orange County Sanitation District, COP,
Series A, 5.00%, 2/01/35	2,500	2,856,350
Orange County Water District, COP,
Refunding, 5.25%, 8/15/34	9,045	10,669,301
Orchard School District California, GO,
Election of 2001, Series A (AGC),
5.00%, 8/01/34	7,490	8,442,728
Oxnard Union High School District
California, GO, Refunding, Series A
(NPFGC), 6.20%, 8/01/30	9,645	10,875,702

	Par (000)	Value
Municipal Bonds
California (continued)
County/City/Special District/School District
(concluded)
Pittsburg Unified School District, GO,
Election of 2006, Series B (AGM):
5.50%, 8/01/34	$2,000	$2,282,580
5.63%, 8/01/39	4,500	5,137,245
Port of Oakland, Refunding RB,
Series M (NPFGC), 5.38%, 11/01/27	5,000	5,000,000
Redlands Unified School District
California, GO, Election of 2008
(AGM), 5.25%, 7/01/33	5,000	5,604,200
San Diego County Water Authority, COP,
Refunding, Series 2008-A (AGM),
5.00%, 5/01/38	4,895	5,380,143
San Jose Financing Authority, RB,
Convention Center Expansion &
Renovation Project:
5.75%, 5/01/36	2,570	2,891,430
5.75%, 5/01/42	4,500	5,253,300
San Jose Financing Authority, Refunding
RB, Civic Center Project, Series B
(AMBAC), 5.00%, 6/01/32	11,400	11,436,708
San Juan Unified School District, GO,
Election of 2002 (AGM), 5.00%,
8/01/34	6,475	7,330,801
San Leandro Unified School District
California, GO, Election of 2010,
Series A, 5.75%, 8/01/41	3,000	3,582,180
Snowline Joint Unified School District,
COP, Refunding, Refining Project
(AGC), 5.75%, 9/01/38	5,600	6,469,960
Walnut Valley Unified School District,
GO, Election of 2007, Series B,
5.75%, 8/01/41	7,680	9,112,320
West Contra Costa Unified School
District California, GO, Election of
2010, Series A, 5.25%, 8/01/41	6,140	7,023,116
Westminster Redevelopment Agency
California, Tax Allocation Bonds,
Subordinate, Commercial
Redevelopment Project No. 1 (AGC),
6.25%, 11/01/39	4,300	5,226,951
		157,633,343
Education — 9.3%
Anaheim City School District California,
GO, Election of 2010 (AGM), 6.25%,
8/01/40	3,750	4,611,825
California Municipal Finance Authority,
RB, Emerson College, 6.00%,
1/01/42	2,500	2,958,350
California State University, Refunding
ERB, 5.00%, 11/01/37	6,665	7,709,472

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012 1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Education (concluded)
Gavilan Joint Community College District,
GO, Election of 2004, Series D:
5.50%, 8/01/31	$2,165	$2,636,407
5.75%, 8/01/35	8,400	10,230,696
University of California, Refunding RB,
Limited Project, Series G, 5.00%,
5/15/37	21,785	25,395,428
		53,542,178
Health — 14.7%
ABAG Finance Authority for Nonprofit
Corps, Refunding RB, Sharp
Healthcare, Series A, 6.00%, 8/01/30	2,270	2,784,677
California Health Facilities Financing
Authority, RB:
Children's Hospital, Series A,
5.25%, 11/01/41	8,000	8,903,040
Providence Health Services,
Series B, 5.50%, 10/01/39	4,105	4,692,015
Sutter Health, Series A, 5.25%,
11/15/46	10,000	10,921,400
Sutter Health, Series B,
6.00%, 8/15/42	7,715	9,270,035
California Health Facilities Financing
Authority, Refunding RB:
Catholic Healthcare West,
Series A, 6.00%, 7/01/34	2,130	2,524,710
Catholic Healthcare West,
Series A, 6.00%, 7/01/39	5,500	6,504,575
Stanford Hospital, Series A-3,
5.50%, 11/15/40	3,000	3,585,210
California Statewide Communities
Development Authority, RB:
Health Facility, Memorial
Health Services, Series A,
6.00%, 4/01/13 (b)	3,685	3,772,556
Kaiser Permanente, Series A,
5.00%, 4/01/42	15,000	16,613,700
Kaiser Permanente, Series B,
5.25%, 3/01/45	3,845	4,080,891
Sutter Health, Series A, 6.00%,
8/15/42	4,275	5,136,669
California Statewide Communities
Development Authority, Refunding RB,
Catholic Healthcare West, Series D
(BHAC), 5.50%, 7/01/31	865	995,070
City of Newport Beach California,
Refunding RB, Hoag Memorial
Hospital Presbyterian, 6.00%,
12/01/40	3,825	4,714,236
		84,498,784

	Par (000)	Value
Municipal Bonds
California (continued)
Housing — 0.00%
California Rural Home Mortgage Finance
Authority, RB, Mortgage-Backed
Securities Program, Series A, AMT
(Ginnie Mae), 6.35%, 12/01/29 (c)	$60	$61,407
County of San Bernardino California,
Refunding RB, Home Mortgage-
Backed Securities, Series A-1, AMT
(Ginnie Mae), 6.25%, 12/01/31	95	103,494
		164,901
State — 6.5%
California State Public Works Board, RB,
Department of Education, Riverside
Campus Project, Series B, 6.50%,
4/01/34	3,670	4,416,955
State of California, GO, Various Purpose:
6.00%, 3/01/33	7,000	8,679,720
6.00%, 4/01/38	16,500	19,827,885
6.00%, 11/01/39	3,455	4,194,992
		37,119,552
Transportation — 12.5%
City of Los Angeles Department of
Airports, Refunding RB,
Senior Series A, 5.25%, 5/15/39	2,785	3,142,176
City of San Jose California, Refunding
ARB, Series A-1, AMT, 6.25%,
3/01/34	1,400	1,682,856
County of Orange California, ARB,
Series B, 5.75%, 7/01/34	5,000	5,636,200
County of Sacramento California, ARB,
Airport System:
Senior Series B AMT (AGM),
5.25%, 7/01/33	7,550	8,183,067
Subordinated and Passenger
Facility Charges/Grant, Series C
(AGC), 5.75%, 7/01/39	5,505	6,257,533
Los Angeles Department of Airports,
Refunding RB, Los Angeles
International Airport, Senior Series A,
5.25%, 5/15/29	3,760	4,365,398
Los Angeles Harbor Department, RB,
Series B:
5.25%, 8/01/34	5,530	6,454,008
5.25%, 8/01/39	2,480	2,854,530
San Diego County Regional Airport
Authority, Refunding RB, Series B,
5.00%, 7/01/40	6,350	6,945,122
San Francisco City & County Airports
Commission, RB:
Series E, 6.00%, 5/01/39	9,650	11,410,642

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012 2

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Transportation (concluded)
San Francisco City & County Airports
Commission, RB (concluded):
Special Facility Lease, SFO Fuel,
Series A AMT (AGM), 6.10%,
1/01/20	$1,000	$1,003,160
Special Facility Lease, SFO Fuel,
Series A AMT (AGM), 6.13%,
1/01/27	985	987,325
San Francisco City & County Airports
Commission, Refunding RB, Second
Series 34E, AMT (AGM):
5.75%, 5/01/24	5,000	5,806,050
5.75%, 5/01/25	3,500	4,028,745
San Joaquin County Transportation
Authority, Refunding RB, Limited Tax,
Series A, 6.00%, 3/01/36	2,400	2,943,168
		71,699,980
Utilities — 15.6%
Anaheim Public Financing Authority, RB,
Electric System Distribution Facilities,
Series A, 5.38%, 10/01/36	5,000	5,893,650
City of Los Angeles California
Wastewater System, Refunding RB,
Sub-Series A:
5.00%, 6/01/28	2,000	2,352,460
5.00%, 6/01/32	3,000	3,454,680
Dublin-San Ramon Services District,
Refunding RB, 6.00%, 8/01/41	4,000	4,877,560
East Bay Municipal Utility District,
Refunding RB, Series A (NPFGC),
5.00%, 6/01/37	4,000	4,582,800
East Bay Municipal Utility District,
Refunding RB, Sub-Series A:
5.00%, 6/01/30	5,000	5,965,150
5.00%, 6/01/37	10,000	11,457,000
(AMBAC), 5.00%, 6/01/33	3,000	3,434,250
Imperial Irrigation District, Refunding
RB, Electric System, Series B, 5.13%,
11/01/38	5,520	6,070,620
Los Angeles Department of Water &
Power, RB, 5.00%, 7/01/43	7,000	8,103,270
Los Angeles Department of Water &
Power, Refunding RB:
Power System, Series A,
Sub-Series A-2 (NPFGC),
5.00%, 7/01/27	15,000	15,408,150
Series A, 5.25%, 7/01/39	8,000	9,434,480
Metropolitan Water District of Southern
California, RB, Series B-1 (NPFGC) (b):
5.00%, 10/01/13	290	302,659
5.00%, 10/01/13	6,885	7,185,530

	Par (000)	Value
Municipal Bonds
California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing
Authority, Refunding RB, Senior
Series A, 5.25%, 5/15/34	$1,000	$1,149,960
		89,672,219
Total Municipal Bonds – 86.5%		497,203,600

Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (d)

California — 74.4%
County/City/Special District/School District — 38.0%
Arcadia Unified School District
California, GO, Election of 2006,
Series A (AGM), 5.00%, 8/01/37	7,925	8,523,156
Desert Community College District
California, GO, Series C (AGM), 5.00%,
8/01/37	12,150	13,229,041
Fremont Unified School District Alameda
County California, GO, Election of
2002, Series B (AGM), 5.00%,
8/01/30	15,997	17,545,160
Los Angeles Community College District
California, GO:
Election of 2001, Series A (AGM),
5.00%, 8/01/32	12,000	13,648,560
Election of 2001, Series A (NPFGC),
5.00%, 8/01/32	26,438	30,069,513
Election of 2003, Series E (AGM),
5.00%, 8/01/31	7,497	8,413,737
Election of 2003, Series F-1,
5.00%, 8/01/33	12,000	13,748,040
Los Angeles Community College District
California, GO, Refunding, Election of
2008, Series A, 6.00%, 8/01/33	9,596	12,118,382
Los Angeles County Metropolitan
Transportation Authority, Refunding
RB, Proposition A, First Tier, Senior
Series A (AMBAC), 5.00%, 7/01/35	6,828	7,463,237
Los Angeles County Sanitation Districts
Financing Authority, Refunding RB,
Capital Project 14 (BHAC), 5.00%,
10/01/34	4,998	5,459,365
Los Angeles Unified School District
California, GO, Series I, 5.00%,
1/01/34	5,000	5,662,950
Ohlone Community College District, GO,
Series B (AGM), 5.00%, 8/01/15 (b)	19,998	22,526,860

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012 3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (d)
California (continued)
County/City/Special District/School District
(concluded)
Poway Unified School District, GO,
Election of 2002, Improvement
District 02, Series 1-B (AGM), 5.00%,
8/01/30	$10,000	$10,863,000
San Bernardino Community College
District California, GO, Election of
2002, Series C (AGM), 5.00%,
8/01/31	7,550	8,373,554
San Diego County Water Authority, COP,
Series A (AGM), 5.00%, 5/01/30	7,350	7,765,202
San Francisco Bay Area Rapid Transit
District, Refunding RB, Series A
(NPFGC):
5.00%, 7/01/30	19,630	21,429,875
5.00%, 7/01/34	10,497	11,459,632
		218,299,264
Education — 11.3%
California State University, Refunding
RB, Systemwide, Series C (NPFGC),
5.00%, 11/01/35	20,000	21,897,800
Los Rios Community College District,
GO, Election of 2008, Series A,
5.00%, 8/01/35	11,000	12,453,870
University of California, RB:
Limited Project, Series D (AGM),
5.00%, 5/15/41	8,000	8,887,280
Series L, 5.00%, 5/15/40	7,398	8,324,456
Series O, 5.75%, 5/15/34	11,190	13,438,892
		65,002,298
Transportation — 1.0%
City of Los Angeles California
Department of Airports, Refunding RB,
Senior, Los Angeles International
Airport, Series A, 5.00%, 5/15/40	4,999	5,651,285
Utilities — 24.1%
City of Napa California Water Revenue,
RB (AMBAC), 5.00%, 5/01/35	9,070	9,832,243
East Bay Municipal Utility District, RB,
Sub-Series A (NPFGC), 5.00%,
6/01/35	15,000	16,373,250
East Bay Municipal Utility District,
Refunding RB, Sub-Series A (AMBAC),
5.00%, 6/01/37	7,990	9,131,372
Los Angeles Department of Water &
Power, RB:
Power System, Sub-Series A-1
(AGM), 5.00%, 7/01/37	13,525	15,288,629
Sub-Series A-1 (AMBAC), 5.00%,
7/01/37	5,029	5,685,115

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (d)
California (concluded)
Utilities (concluded)
Los Angeles Department of Water &
Power, RB (concluded):
Sub-Series A-2 (AGM), 5.00%,
7/01/35	$7,500	$8,465,925
Metropolitan Water District of Southern
California, RB, Series A, 5.00%,
7/01/37	15,000	17,204,250
Rancho Water District Financing
Authority, Refunding RB, Series A
(AGM), 5.00%, 8/01/34	9,277	10,265,350
San Diego County Water Authority, COP,
Series A (AGM), 5.00%, 5/01/31	10,000	10,540,000
San Diego County Water Authority, COP,
Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	8,510	9,449,079
San Francisco City & County Public
Utilities Commission, RB, Water
System Improvement Program, Sub-
Series A, 5.00%, 11/01/37	22,997	26,503,003
		138,738,216

Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts – 74.4%		427,691,063
Total Long-Term Investments
(Cost – $841,955,551) – 160.9%		924,894,663

	Shares

Short-Term Securities
BIF California Municipal Money Fund,
0.00% (e)(f)	2,609,502	2,609,502
Total Short-Term Securities
(Cost – $2,609,502) – 0.5%		2,609,502
Total Investments (Cost - $844,565,053*) – 161.4%		927,504,165
Other Assets Less Liabilities – 1.8%		9,940,570
Liability for TOB Trust Certificates, Including
Interest Expense and Fees Payable – (34.2)%		(196,420,001)
VRDP Shares, at Liquidation Value – (29.0)%		(166,500,000)

Net Assets Applicable to Common Shares – 100.0%		$574,524,734

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012 4

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal incom.e tax purposes were as follows:
Tax cost	$647,977,759
Gross unrealized appreciation	$83,245,088
Gross unrealized depreciation	(7,346)
Net unrealized appreciation	$83,237,742

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BIF California
Municipal
Money Fund	4,870,908	(2,261,406)	2,609,502	$2

(f)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
ERB	Education Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term
Investments[1]	—	$924,894,663	—	$924,894,663
Short-Term
Securities	$2,609,502	—	—	2,609,502
Total	$2,609,502	$924,894,663	—	$927,504,165

1 See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012 5

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank
overdraft	—	$ (381,566)	—	$(381,566)
TOB trust
certificates	—	(196,288,664)	—	(196,288,664)
VRDP
Shares	—	(166,500,000)	—	(166,500,000)
Total	—	$ (363,170,230)	—	$ (363,170,230)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2012 6

Item 2 –  Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 21, 2012